Trade receivables and contract assets	12 Months Ended
Dec. 31, 2023
Trade Receivables And Contract Assets [Abstract]
Trade receivables and contract assets

21. Trade receivables and contract assets

Trade receivables and contract assets are analyzed as follows:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
Trade receivables	308,425	218,695
Allowance for expected credit losses	(6,656)	(5,961)
Total trade receivables	301,769	212,734

Trade receivables are non-interest bearing and credit terms are generally 60 to 90 days. The Group is not exposed to significant concentration of third-party credit risk.

Trade receivables breakdown by geographical area is shown below:

	At December 31,	At December 31,
	2023	2022
	(EUR thousand)
EMEA	176,638	121,006
APAC	37,574	25,968
North America	79,529	62,287
South America	14,684	9,434
Total Trade Receivables	308,425	218,695

Trade receivables are stated net of an allowance for expected credit losses which has been determined in accordance with IFRS 9 amounting to EUR 6,656 thousand and EUR 5,961 thousand for 2023 and 2022 respectively:

	2023	2022
	(EUR thousand)
At January 1	5,961	6,544
Accruals	1,489	683
Releases	(807)	(1,453)
Utilizations	(21)	(19)
Exchange differences and other changes	34	206
At December 31	6,656	5,961

Contract assets

Contract assets relate to ongoing customer-specific construction contracts within the Engineering segment and from the In-vitro diagnostic business, which is part of the Biopharmaceutical and Diagnostic Solutions Segment. As such, the balances of this account vary and depend on the number of ongoing construction contracts at the end of the year. The Group had contract assets of EUR 172,580 thousand as at December 31, 2023, and of EUR 103,417 thousand as at December 31, 2022. Contract assets gross amounted to EUR 360,433 thousand (EUR 235,794 thousand as at December 31, 2022), net of advance invoices issued of EUR 187,853 thousand (EUR 132,377 thousand as at December 31, 2022).